Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Communications & Technology Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement [Text Block]	trpctfi_SupplementTextBlock
T. Rowe Price Communications & Technology Fund

(formerly T. Rowe Price Media & Telecommunications Fund)

Supplement to Prospectus and Summary Prospectus Dated May 1, 2018

On July 25, 2018, the T. Rowe Price Communications & Technology Fund’s shareholders approved a proposal to amend the fund’s investment objective. The change will go into effect on August 1, 2018. Accordingly, effective August 1, 2018, the investment objective on page 1 is revised as follows:

“The fund seeks to provide long-term capital growth.”

T. Rowe Price Communications & Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	trpctfi_SupplementTextBlock
T. Rowe Price Communications & Technology Fund

(formerly T. Rowe Price Media & Telecommunications Fund)

Supplement to Prospectus and Summary Prospectus Dated May 1, 2018

On July 25, 2018, the T. Rowe Price Communications & Technology Fund’s shareholders approved a proposal to amend the fund’s investment objective. The change will go into effect on August 1, 2018. Accordingly, effective August 1, 2018, the investment objective on page 1 is revised as follows:

“The fund seeks to provide long-term capital growth.”